Note 5 - Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]
Note 5 -	Related Party and Party-in-Interest Transactions

Novo Nordisk Inc. is the Plan sponsor and the Plan administrator. Novo Nordisk A/S is also a party-in-interest to the Plan under the definition provided in Section 3(14) of ERISA. Therefore, Novo Nordisk A/S common stock transactions qualify as party-in-interest transactions. As of December 31, 2025, and 2024, the fair value of investments in Novo Nordisk A/S common stock was $237,715,430 and $408,460,158 respectively.

Certain Plan investments are managed by Charles Schwab Trust Company (“Charles Schwab”), a division of Charles Schwab Bank, who is the trustee and custodian as defined by the Plan, and therefore, these transactions qualify as party-in-interest transactions. Fees paid by the Plan to Charles Schwab for Plan expenses amounted to $596,166 and $500,252 for the years ended December 31, 2025 and 2024, respectively. Additional advisory and managed service fees paid by the Plan amounted to $555,372 and $403,106 for the years ended December 31, 2025 and 2024, respectively. Schwab Retirement Plan Services is the recordkeeper of the Plan. Furthermore, Schwab Retirement Plan Services and Charles Schwab Bank are affiliated companies under Charles Schwab & Co.